Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
Listed equity investments
At January 1	7,302	3,168
Fair value change	(4,517)	3,270
Currency translation differences	383	102
At December 31	3,168	6,540

Summary of Movement of Other Investment

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
At January 1	236	341
Additions	160	10
Disposal	(74)	(11)
Currency translation differences	19	4
At December 31	341	344
Of which are:
Current	37	37
Non-current	304	307
	341	344